Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 606.6	$ 519.5
Less: Accumulated depreciation	(292.8)	(215.2)
Total property and equipment, net	313.8	304.3
Depreciation and amortization	105.8	90.4	$ 81.0
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	189.9	168.4
Plant and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	134.9	127.7
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	205.8	170.2
Equipment under capital lease
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43.6	29.8
Software under development
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20.2	11.7
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12.2	$ 11.7